Other Equity Matters - Dividend Payment (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
A
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.53	$ 0.53	$ 1.06	$ 1.06
Dividends	$ 1.8	$ 1.8	$ 3.6	$ 3.6
B
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.50	$ 0.50	$ 1.00	$ 1.00
Dividends	$ 2.9	$ 2.9	$ 5.8	$ 5.8
C
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.46	$ 0.46	$ 0.92	$ 0.92
Dividends	$ 3.2	$ 3.2	$ 6.4	$ 6.4
D
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.43	$ 0.43	$ 0.86	$ 0.86
Dividends	$ 2.6	$ 2.6	$ 5.2	$ 5.2
E
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.36	$ 0.36	$ 0.72	$ 0.72
Dividends	$ 2.5	$ 2.5	$ 5.1	$ 5.1
F
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.48	$ 0.48	$ 0.96	$ 0.69
Dividends	$ 2.9	$ 2.9	$ 5.8	$ 4.1
Preferred Shares
Dividends Payable [Line Items]
Dividends	$ 19.2	$ 15.9	$ 37.4	$ 30.2
G
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.47	$ 0	$ 0.80	$ 0
Dividends	$ 3.3	$ 0.0	$ 5.5	$ 0.0